Borrowings (Details) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	$ 26,579,396	$ 31,831,168
Total current borrowings	12,500,160	1,800,063
Total Borrowings	39,079,556	33,631,231	$ 34,838,174	$ 13,714,485
Borrowing fair Value	30,084,037	33,263,799
Non-convertible notes [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	34,965,126	30,563,397
Borrowing fair Value	26,100,131	30,419,944
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	2,422,845	2,453,670
Borrowing fair Value	2,292,321	2,229,691
Bank overdrafts [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	1,399,190	314,669
Borrowing fair Value	1,399,190	314,669
AABE Debts [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	181,744	183,675
Borrowing fair Value	181,744	183,675
Loans with non-controlling interests [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	110,651	94,090
Borrowing fair Value	110,651	94,090
Finance leases [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings		21,730
Borrowing fair Value		$ 21,730